Shareholder Report, Average Annual Return (Details) 194906_Aristotle Floating Rate Income Fund_Class I-2_TSR Annual {Class I-2}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class I-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I-2 (without sales charge)
Average Annual Return, Percent	5.64%	5.97%	5.25%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
Morningstar LSTA US Leveraged Loan TR USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan TR USD
Average Annual Return, Percent	4.81%	5.93%	5.61%
S&P UBS Leverage Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leverage Loan Index
Average Annual Return, Percent	4.79%	5.85%	5.59%